INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income taxes
Current tax expense (benefit)	$ 70	$ 69	$ 19
Current deferred tax assets:
Accrued payroll	2,885	638
Accrued expenses	214	45
Accrued inventory provision	132
Less: Valuation allowance	(3,231)	(683)
Non-current deferred tax asset:
Net operating loss carry forwards	10,476	7,959
Less: Valuation allowance	(10,476)	(7,959)
Deferred tax liabilities	0	0	0
Movement of valuation allowance
Balance at beginning of the period	8,642	8,840
Additions	5,683	228
Reversals	(618)	(426)
Balance at end of the period	13,707	8,642	8,840
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Loss before provision of income tax	(29,917)	(4,750)	(4,211)
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(7,479)	(1,187)	(1,053)
Non-deductible expenses	92	225	403
Effect of income tax holiday and preferential tax rates	(76)	(62)	(41)
Effect of income tax rate differences in jurisdictions other than the PRC	2,468	1,291	1,105
Changes in valuation allowances	5,065	(198)	(395)
Income tax expense (benefit)	70	69	19
Hong Kong | Light In The Box
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	16.50%
PRC
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Statutory income tax rates (as a percent)	25.00%
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes	$ 0
PRC | Lanting Huitong
Income taxes
Income tax exemption period				2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)		12.50%
Period for reduced tax rate				3 years
PRC | Lanting Gaochuang
Income taxes
Income tax exemption period			2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)		12.50%
Period for reduced tax rate		3 years